iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Northrop Grumman Corp. ................... 158 $ 91,558
RTX Corp. ............................. 271 47,715
139,273
a
Beverages  —  2 .9%
Coca-Cola Co. (The) ...................... 1,198 94,354
Keurig Dr Pepper, Inc. ..................... 377 11,084
Monster Beverage Corp.
(a)
................... 373 28,747
PepsiCo, Inc. ........................... 481 76,234
210,419
a
Biotechnology  —  3 .7%
Alnylam Pharmaceuticals, Inc.
(a)
............... 32 9,904
Amgen, Inc. ............................ 85 29,431
Gilead Sciences, Inc. ...................... 713 93,289
Incyte Corp.
(a)
........................... 333 31,725
Regeneron Pharmaceuticals, Inc. .............. 8 5,656
Vertex Pharmaceuticals, Inc.
(a)
................ 232 99,152
269,157
a
Broadline Retail  —  1 .3%
MercadoLibre, Inc.
(a)
....................... 54 96,802
a
Building Products  —  1 .3%
Trane Technologies PLC .................... 200 98,508
a
Capital Markets  —  2 .8%
Cboe Global Markets, Inc. ................... 257 77,123
CME Group, Inc. , Class A ................... 262 75,409
Intercontinental Exchange, Inc. ............... 24 3,794
S&P Global, Inc. ......................... 118 50,885
207,211
a
Chemicals  —  1 .2%
Ecolab, Inc. ............................ 203 52,902
Linde PLC ............................. 77 38,588
91,490
a
Commercial Services & Supplies  —  1 .9%
Republic Services, Inc. , Class A ............... 62 12,972
Veralto Corp. ............................ 283 24,961
Waste Connections, Inc. .................... 23 3,788
Waste Management, Inc. .................... 436 101,392
143,113
a
Communications Equipment  —  4 .2%
Arista Networks, Inc.
(a)
..................... 101 17,444
Ciena Corp.
(a)
........................... 81 42,734
Cisco Systems, Inc. ....................... 1,441 131,851
F5, Inc.
(a)
.............................. 39 12,632
Motorola Solutions, Inc. .................... 237 104,050
308,711
a
Construction Materials  —  0 .6%
CRH PLC .............................. 374 44,289
a
Consumer Staples Distribution & Retail  —  1 .7%
Casey's General Stores, Inc. ................. 20 16,443
Costco Wholesale Corp. .................... 17 17,247
Kroger Co. (The) ......................... 1,392 94,753
128,443
a
Security Shares Value
a
Diversified Telecommunication Services  —  2 .4%
AT&T, Inc. .............................. 2,492 $ 65,116
Verizon Communications, Inc. ................ 2,253 108,212
173,328
a
Electric Utilities  —  1 .9%
Eversource Energy ....................... 481 34,007
Exelon Corp. ............................ 1,261 57,993
NextEra Energy, Inc. ...................... 479 46,885
138,885
a
Electrical Equipment  —  2 .0%
GE Vernova, Inc. ......................... 135 146,267
a
Electronic Equipment, Instruments & Components  —  2 .8%
Amphenol Corp. , Class A ................... 745 109,716
Corning, Inc. ............................ 41 6,734
Keysight Technologies, Inc.
(a)
................. 37 12,947
TE Connectivity PLC ...................... 108 22,859
Teledyne Technologies, Inc.
(a)
................. 80 51,668
203,924
a
Entertainment  —  1 .8%
Electronic Arts, Inc. ....................... 496 100,376
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 356 30,598
130,974
a
Financial Services  —  2 .8%
Berkshire Hathaway, Inc. , Class B
(a)
............ 35 16,576
Jack Henry & Associates, Inc. ................ 56 8,610
Mastercard, Inc. , Class A .................... 187 94,046
Visa, Inc. , Class A ........................ 269 88,727
207,959
a
Food Products  —  1 .4%
General Mills, Inc. ........................ 1,309 46,221
Hormel Foods Corp. ....................... 730 15,673
McCormick & Co., Inc. , NVS ................. 123 6,253
Mondelez International, Inc. , Class A ............ 511 31,396
99,543
a
Ground Transportation  —  0 .5%
Uber Technologies, Inc.
(a)
................... 452 33,724
a
Health Care Equipment & Supplies  —  0 .1%
Abbott Laboratories ....................... 76 6,900
a
Health Care Providers & Services  —  6 .2%
Cardinal Health, Inc. ....................... 344 66,351
Cencora, Inc. ........................... 303 93,327
Centene Corp.
(a)
......................... 464 24,912
Cigna Group (The) ........................ 100 29,058
Elevance Health, Inc. ...................... 187 70,391
Humana, Inc. ........................... 36 8,512
McKesson Corp. ......................... 117 95,378
Quest Diagnostics, Inc. ..................... 232 45,054
UnitedHealth Group, Inc. .................... 52 19,265
452,248
a
Health Care REITs  —  1 .5%
Welltower, Inc. ........................... 514 111,713
a
Hotels, Restaurants & Leisure  —  1 .7%
DoorDash, Inc. , Class A
(a)
................... 51 8,601
Flutter Entertainment PLC , Class DI
(a)
........... 70 7,555
McDonald's Corp. ........................ 261 76,627

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 220 $ 35,123
127,906
a
Household Products  —  3 .1%
Church & Dwight Co., Inc. ................... 473 45,910
Colgate-Palmolive Co. ..................... 958 81,775
Kimberly-Clark Corp. ...................... 303 29,824
Procter & Gamble Co. (The) ................. 478 70,309
227,818
a
Industrial Conglomerates  —  0 .3%
Honeywell International, Inc. ................. 90 19,290
a
Insurance  —  5 .7%
American International Group, Inc. ............. 115 8,602
Aon PLC , Class A ........................ 12 3,740
Arch Capital Group Ltd.
(a)
................... 183 17,286
Arthur J Gallagher & Co. .................... 62 12,797
Chubb Ltd. ............................. 281 91,887
Marsh & McLennan Companies, Inc. ............ 470 78,823
Progressive Corp. (The) .................... 390 78,499
Travelers Companies, Inc. (The) ............... 370 112,902
Willis Towers Watson PLC ................... 40 10,248
414,784
a
Interactive Media & Services  —  0 .2%
Alphabet, Inc. , Class C , NVS ................. 46 17,569
a
IT Services  —  3 .0%
Accenture PLC , Class A .................... 279 49,860
Cognizant Technology Solutions Corp. , Class A ..... 287 15,182
Gartner, Inc.
(a)
........................... 36 5,346
GoDaddy, Inc. , Class A
(a)
.................... 336 29,162
International Business Machines Corp. .......... 349 80,612
Snowflake, Inc. , Class A
(a)
................... 45 6,141
VeriSign, Inc. ........................... 138 37,075
223,378
a
Machinery  —  0 .1%
Xylem, Inc. ............................. 55 6,499
a
Metals & Mining  —  1 .4%
Newmont Corp. .......................... 906 100,647
a
Multi-Utilities  —  3 .4%
CMS Energy Corp. ........................ 625 47,963
Consolidated Edison, Inc. ................... 884 98,557
NiSource, Inc. ........................... 105 5,069
Public Service Enterprise Group, Inc. ........... 1,224 99,952
251,541
a
Oil, Gas & Consumable Fuels  —  2 .2%
Cheniere Energy, Inc. ...................... 54 14,847
Exxon Mobil Corp. ........................ 353 54,478
Kinder Morgan, Inc. ....................... 2,155 70,835
Phillips 66 .............................. 70 12,541
Targa Resources Corp. ..................... 35 9,103
161,804
a
Pharmaceuticals  —  3 .3%
Eli Lilly & Co. ........................... 51 47,665
Johnson & Johnson ....................... 283 65,047
Merck & Co., Inc. ......................... 911 99,463
Zoetis, Inc. , Class A ....................... 265 30,467
242,642
a
Security Shares Value
a
Professional Services  —  1 .5%
Automatic Data Processing, Inc. ............... 345 $ 73,119
Broadridge Financial Solutions, Inc. ............ 167 25,715
Leidos Holdings, Inc. ...................... 53 7,909
106,743
a
Semiconductors & Semiconductor Equipment  —  7 .6%
Advanced Micro Devices, Inc.
(a)
............... 317 112,373
Analog Devices, Inc. ....................... 33 13,275
Applied Materials, Inc. ..................... 17 6,706
Broadcom, Inc. .......................... 71 29,638
First Solar, Inc.
(a)
......................... 131 26,448
Marvell Technology, Inc. .................... 423 69,858
Micron Technology, Inc. ..................... 74 38,270
NVIDIA Corp. ........................... 599 119,542
NXP Semiconductors N.V. ................... 103 30,240
Texas Instruments, Inc. ..................... 389 109,340
555,690
a
Software  —  12 .0%
Adobe, Inc.
(a)
............................ 202 49,712
AppLovin Corp. , Class A
(a)
................... 26 11,605
Autodesk, Inc.
(a)
.......................... 266 63,042
Cadence Design Systems, Inc.
(a)
.............. 157 51,746
Crowdstrike Holdings, Inc. , Class A
(a)
............ 14 6,241
Fair Isaac Corp.
(a)
......................... 18 18,450
Fortinet, Inc.
(a)
........................... 49 4,131
Gen Digital, Inc. .......................... 848 16,358
HubSpot, Inc.
(a)
.......................... 41 9,092
Intuit, Inc. .............................. 147 57,109
Microsoft Corp. .......................... 215 87,673
Oracle Corp. ............................ 149 24,047
Palantir Technologies, Inc. , Class A
(a)
........... 238 33,108
Palo Alto Networks, Inc.
(a)
................... 468 83,922
PTC, Inc.
(a)
............................. 294 40,072
Roper Technologies, Inc. .................... 193 68,478
Salesforce, Inc. .......................... 258 45,545
ServiceNow, Inc.
(a)
........................ 1,045 92,284
Synopsys, Inc.
(a)
......................... 126 60,808
Tyler Technologies, Inc.
(a)
................... 85 28,997
Workday, Inc. , Class A
(a)
.................... 220 26,928
Zscaler, Inc.
(a)
........................... 21 2,744
882,092
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 300 54,813
Equinix, Inc. ............................ 35 37,899
92,712
a
Specialty Retail  —  3 .1%
AutoZone, Inc.
(a)
......................... 9 33,336
Home Depot, Inc. (The) .................... 228 74,966
Lowe's Companies, Inc. .................... 184 43,937
O'Reilly Automotive, Inc.
(a)
................... 42 4,175
TJX Companies, Inc. (The) .................. 395 61,916
Tractor Supply Co. ........................ 186 6,529
224,859
a
Technology Hardware, Storage & Peripherals  —  0 .7%
Apple, Inc. ............................. 142 38,531
NetApp, Inc. ............................ 92 10,191
48,722
a
Trading Companies & Distributors  —  0 .9%
WW Grainger, Inc. ........................ 58 67,358
a

iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 49 $ 6,293
a
Wireless Telecommunication Services  —  1 .2%
T-Mobile U.S., Inc. ........................ 437 85,433
a
a
Total Common Stocks — 99.7%
(Cost: $ 6,862,462 ) .................................. 7,306,661
a
Rights
Capital Markets  —  0 .0%
TPG, Inc. (Expires 04/09/29 )
(a)
................ 457 5
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 5
Total Long-Term Investments — 99.7%
(Cost: $ 6,862,462 ) .................................. 7,306,666
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.61%
(b) (c)
............................ 15,758 $ 15,758
a
Total Short-Term Securities — 0.2%
(Cost: $ 15,758 ) .................................... 15,758
Total Investments — 99.9%
(Cost: $ 6,878,220 ) .................................. 7,322,424
Other Assets Less Liabilities — 0 .1% ..................... 7,062
Net Assets — 100.0% ................................. $ 7,329,486
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 938,787  $ —  $ (938,860)
(b)
$ 73  $ —  $ —  —  $ 153
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 15,032  726
(b)
—  —  —  15,758  15,758  511  —
$ —  $ 73  $ —
$ 15,758
$ 664  $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ............................................................ 1 06/18/26 $ 14 $ 1,555

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
ESG Optimized MSCI USA Min Vol Factor ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,306,661 $ — $ — $ 7,306,661
Rights ................................................ — 5 — 5
Short-Term Securities
Money Market Funds ...................................... 15,758 — — 15,758
$ 7,322,419 $ 5 $ — $ 7,322,424
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,555 $ — $ — $ 1,555
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust